Label	Element	Value
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	$ 2,236,250
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	1,194,737
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	5,329,736
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,378,280
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	528,150
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	827,635
Retained Earnings [Member]
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Common Stock [Member]
twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	$ 750
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	446
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	680
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	3,228
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	4,750
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ 1,500
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants	750,000
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	446,429
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	680,000
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	3,228,264
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	4,750,000
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	1,500,000
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 2,963
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	444
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Additional Paid-in Capital [Member]
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	2,235,500
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	1,193,844
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	5,329,735
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits	(3)
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	(680)
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	(2,000)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	447
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(3,228)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(4,748)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	3,375,317
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	527,706
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 827,634
Series D Preferred Stock [Member] | Preferred Stock [Member]
twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	1,000
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	$ 1
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits	2,799
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits	$ 3
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries	$ (1)
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues	1,000
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(2)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(378)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(1,955)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries	(1,233)
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues	$ 1
Series C Preferred Stock [Member] | Preferred Stock [Member]
twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants	680,000
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	$ 680
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(680)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(680,000)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Series B Preferred Stock [Member] | Preferred Stock [Member]
twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants	$ 893
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	(893)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants	892,857
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(892,857)
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Series F Preferred Stock [Member] | Preferred Stock [Member]
twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries	$ 1
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries	1,233
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Series E Preferred Stock [Member] | Preferred Stock [Member]
twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForReductionOfDebt
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs	twer_StockIssuedDuringPeriodValueNewIssuesStockAndWarrants
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656 (in shares)	us-gaap_StockIssuedDuringPeriodSharesIssuedForServices
twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForReductionOfDebt
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesStockSplits
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForOutstandingWarrants	2,000,000
Issuance on November 22, 2016 of 2,799 shares of Series D Convertible Preferred Stock in connection with a 5.5 for 1 forward split of that series of stock	twer_StockIssuedDuringPeriodValueStockSplits
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs (in shares)	us-gaap_StockIssuedDuringPeriodSharesNewIssues
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants
Issuance of Convertible Preferred Stock in exchange for certain outstanding warrants	twer_StockIssuedDuringPeriodValueSharesIssuedInExchangeForOutstandingWarrants	2,000
Issuance on various dates between February 1, and September 21, 2016, incusive, of 192,966 shares of common stock at an average of $2.53 per share for services valued at $488,656	us-gaap_StockIssuedDuringPeriodValueIssuedForServices
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock	us-gaap_StockIssuedDuringPeriodValueConversionOfConvertibleSecurities	$ (1,500)
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of units consisting of shares of common stock and warrantst for gross cash proceeds, net of transaction costs (in shares)	twer_StockIssuedDuringPeriodSharesNewIssuesStockAndWarrants
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities
Issuance of shares of common stock in connection with the conversion of shares of Convertible Preferred Stock (in shares)	us-gaap_StockIssuedDuringPeriodSharesConversionOfConvertibleSecurities	(1,500,000)
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Recognition on November 8, 2016 of beneficial conversion feature of $1,375,000 related to the modification of the conversion terms of Series D Convertible Preferred Stock and recorded as a deemed dividend	us-gaap_AdjustmentsToAdditionalPaidInCapitalConvertibleDebtWithConversionFeature
Issuance on December 30, 2016 of 1,233 shares of Series F Convertible Preferred Stock in exchange for 1,233 shares of Series D Convertible Preferred Stock (in shares)	twer_StockIssuedDuringPeriodSharesSharesIssuedInExchangeForSharesOfADifferentSeries
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues
Issuance of shares of common stock for gross cash proceeds, net of transaction costs	us-gaap_StockIssuedDuringPeriodValueNewIssues